Related party (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related party
Research and development		$ 1,914	$ 4,517	$ 6,561	$ 17,495	$ 21,553	$ 9,158
Related party payable		$ 3,316		$ 3,316		$ 1,472	$ 789
Other Liability, Current, Related Party [Extensible Enumeration]		Related party		Related party		Related party	Related party
2022 License Agreements
Related party
Research and development	$ 8,200
Period for failing to cure the beach, the agreement may get terminated	60 days
Cure period for beaching party if cannot be cured within the 60-day period	60 days
Cure period for petition for bankruptcy	30 days
Period for termination notice when material breach not cured	90 days
Amount of milestones accrued						$ 0
DA-1726
Related party
Developmental and regulatory milestone payment eligible to be received	$ 178,000
DA-1241
Related party
Developmental and regulatory milestone payment eligible to be received	$ 138,000
Shared Services Agreement
Related party
Research and development		$ 200	$ 700	$ 2,600	$ 4,300
Period for failing to cure the beach, the agreement may get terminated	30 days
Research and development expenses						4,900	$ 2,400
Related party payable		$ 3,300		$ 3,300		$ 1,500	$ 800
Other Liability, Current, Related Party [Extensible Enumeration]		Related party		Related party		Related party	Related party
Other Liability, Current, Related Party, Name [Extensible Enumeration]		Dong-A		Dong-A		Dong-A	Dong-A
Extended terms payable		$ 2,000		$ 2,000
Extended terms amount to be paid on March 31, 2026		650		650
Extended terms amount to be paid on June 30, 2026		650		650
Extended terms amount to be paid on September 30, 2026		716		716
Extended terms, Accrued interest payable		6		$ 6
Fixed interest rate				4.60%
Amount payable in clinical trial accrued liabilities		$ 1,300		$ 1,300
Related party | Dong-A
Related party
Percentage of common stock outstanding						62.00%